Taxes payable (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of tax payable

	December 31, 2021	December 31, 2020
Income tax payable	524	3,732
Other taxes payable	4,671	3,058

Total	5,195	6,790
Current	5,035	6,790
Non-current (i)	160	—

(i)	Balance refers to sales taxes related to the WorkArea acquisition.